Computer hardware prepayments (Tables)	9 Months Ended
Mar. 31, 2024
Computer hardware prepayments [Abstract]
Mining Hardware Prepayments
	31 Mar 2024	30 Jun 2023
	$'000	$'000

Non-current assets
Mining hardware prepayments	39,440	68
High-performance computing hardware prepayments	1,967	-

Total computer hardware prepayment	41,407	68